Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Leases
Leases

9.	Leases

Office Leases

The Company pays an annual rent of $2,200 for its headquarters at 680 W Nye Lane, Suite 201, Carson City Nevada 89703. The rental agreement was for a one-year term, commenced on October 1, 2023, and has been subsequently renewed for another year at the same rate.

The Company’s San Diego office lease at 5090 Shoreham Place Suite 212, San Diego, CA 92122 commenced in February 2024. The current monthly base rate for the office space is $9,685, with an annual increase of four percent. The term for the office lease is 60 months.

Total operating lease expense for the three months ended March 31, 2025 and 2024 was approximately $32,000 and $20,000, respectively, and for the nine months ended March 31, 2025 and 2024 was approximately $95,000 and $46,000, respectively, which is included in the accompanying condensed statements of operations and comprehensive loss as a component of selling, general and administrative expenses.

The right-of-use asset, net and current and non-current portion of the operating lease liabilities included in the accompanying condensed balance sheets are as follows:

	March 31, 2025	June 30, 2024
Assets
Operating lease right-of-use asset, net	$357,278	$406,726

Liabilities
Current portion of operating lease liability	$70,713	$60,343
Operating lease liability, net of current portion	295,717	349,894
Total operating lease liability	$366,430	$410,237

At March 31, 2025, the future estimated minimum lease payments under non-cancelable operating leases are as follows:

Year ending June 30, 2025 (Remaining 3 months)	$30,072
2026	122,042
2027	126,313
2028	130,734
2029	77,796
Total minimum lease payments	486,957
Less amount representing interest	(120,527)
Present value of future minimum lease payments	366,430
Less current portion of operating lease liability	(70,713)
Operating lease liability, net of current portion	$295,717

Total cash paid for amounts included in the measurement of lease liabilities were approximately $88,000 and $49,000 for the nine months ended March 31, 2025 and 2024, respectively.

The weighted average remaining lease term and discount rate as of March 31, 2025 and June 30, 2024 were as follows:

	March 31, 2025	June 30, 2024

Weighted average remaining lease term (Years)
Operating lease	3.8	4.6
Weighted average discount rate
Operating lease	15.00%	15.00%

10.	Leases

Office Leases

The Company pays an annual rent of $2,200 for its headquarters at 680 W Nye Lane, Suite 201, Carson City Nevada 89703. The rental agreement was for a one-year term, commenced on October 1, 2022 and has been subsequently renewed for another year at the same rate.

The Company’s San Diego office lease at 5090 Shoreham Place Suite 212, San Diego, CA 92122 which commenced on March 1, 2022, was for a term of 38 months with a base monthly rate of $4,300, and annual increases of three percent. In February 2024, the Company amended the lease agreement which allowed the Company to vacate the then current space and move to a larger space at Suite 206. The current monthly base rate for the new office space is $9,685, with an annual increase of four percent. The term for the new office lease is 60 months and commenced on February 12, 2024. The lease that was in place for the 5090 Shoreham Place Suite 212 office was effectively extinguished upon the commencement of the new office space lease on February 12, 2024, resulting in the write off of the corresponding remaining right-of-use asset and operating lease liability of $56,909 and $62,124, respectively, and a gain to selling, general and administrative expenses of $5,215 for the year ended June 30, 2024.

Total operating lease expense for the years ended June 30, 2024 and 2023 of approximately $78,000 and $52,000, respectively were included in the accompanying statements of operations and comprehensive loss as a component of selling, general and administrative expenses.

The right-of-use asset, net and current and non-current portion of the operating lease liabilities included in the accompanying balance sheets are as follows:

	June 30, 2024	June 30, 2023
Assets
Operating lease, right-of-use asset, net	$406,726	$80,789

Liabilities
Current portion of operating lease liability	$60,343	$44,909
Operating lease liability, net of current portion	349,894	42,505
Total operating lease liability	$410,237	$87,414

At June 30, 2024, the future estimated minimum lease payments under non-cancelable operating leases are as follows:

Year ending June 30,
2025	$117,915
2026	122,042
2027	126,313
2028	130,734
2029	77,796
Total minimum lease payments	574,800
Less amount representing interest	(164,563)
Present value of future minimum lease payments	410,237
Less current portion of operating lease liability	(60,343)
Operating lease liability, net of current portion	$349,894

Total cash paid for amounts included in the measurement of lease liabilities were $83,910 and $50,600 for the years ended June 30, 2024 and 2023, respectively.

The weighted average remaining lease term and discount rate as of June 30, 2024 and 2023 were as follows:

	June 30, 2024	June 30, 2023

Weighted average remaining lease term (Years)
Operating lease	4.6	1.8
Weighted average discount rate
Operating lease	15.00%	10.75%